Intangible assets (Tables)	12 Months Ended
Jun. 30, 2023
Intangible assets and goodwill [abstract]
Schedule of movement in intangible assets and goodwill

	Brands £ million	Goodwill £ million	Other intangibles £ million	Computer software £ million	Total £ million
Cost
At 30 June 2021	8,458	2,627	1,421	673	13,179
Hyperinflation adjustment in respect of Turkey	315	208	—	1	524
Exchange differences	639	145	194	28	1,006
Additions	109	70	55	67	301
Disposals	(23)	(42)	—	(23)	(88)
Reclassification to asset held for sale	(560)	—	—	(8)	(568)
At 30 June 2022	8,938	3,008	1,670	738	14,354
Hyperinflation adjustment in respect of Turkey	81	60	—	—	141
Exchange differences	(531)	(257)	(64)	(16)	(868)
Additions	338	92	13	155	598
Disposals	—	—	—	(26)	(26)
Reclassification from/(to) asset held for sale	453	(29)	—	—	424
At 30 June 2023	9,279	2,874	1,619	851	14,623
Amortisation and impairment
At 30 June 2021	1,097	670	80	568	2,415
Exchange differences	51	60	(1)	25	135
Amortisation for the year	—	—	7	38	45
Impairment	317	19	—	—	336
Disposals	(23)	(28)	—	(20)	(71)
Reclassification to asset held for sale	(400)	—	—	(8)	(408)
At 30 June 2022	1,042	721	86	603	2,452
Exchange differences	(96)	(61)	(1)	(15)	(173)
Amortisation for the year	—	—	16	40	56
Impairment	498	—	—	—	498
Disposals	—	—	—	(24)	(24)
Reclassification from/(to) asset held for sale	315	(13)	—	—	302
At 30 June 2023	1,759	647	101	604	3,111
Carrying amount
At 30 June 2023	7,520	2,227	1,518	247	11,512
At 30 June 2022	7,896	2,287	1,584	135	11,902
At 30 June 2021	7,361	1,957	1,341	105	10,764

Schedule of principal acquired brands
The principal acquired brands, all of which are regarded as having indefinite useful economic lives, are as follows:

	Principal markets	2023 £ million	2022 £ million
Crown Royal whisky	United States	1,162	1,210
Captain Morgan rum	Global	954	993
Smirnoff vodka	Global	654	681
Johnnie Walker whisky	Global	625	625
Casamigos tequila	United States	479	499
McDowell's No.1 whisky, rum and brandy	India	308	778
Don Papa rum	Europe	282	—
Yenì raki	Turkey	249	294
Shui Jing Fang Chinese white spirit	Greater China	246	279
Don Julio tequila	United States	235	207
Aviation American gin	United States	209	218
Seagram's 7 Crown whiskey	United States	177	184
Signature whisky	India	176	191
Zacapa rum	Global	152	158
Black Dog whisky	India	149	162
Antiquity whisky	India	145	158
Windsor Premier whisky	Korea	137	—
Gordon's gin	Europe	119	119
Bell's whisky	Europe	102	102
Other brands		960	1,038
		7,520	7,896

Schedule of goodwill attributed to cash-generating units
(b) Goodwill
For the purposes of impairment testing, goodwill has been attributed to the following cash-generating units:

	2023 £ million	2022 £ million
North America	767	773
Europe
Turkey	216	255
Asia Pacific
Greater China	124	141
India	673	747
Latin America and Caribbean – Mexico	161	142
Other cash-generating units	286	229
	2,227	2,287

Schedule of pre-tax discount rates and terminal growth rates used for impairment testing
The pre-tax discount rates, terminal and long-term growth rates used for impairment testing are as follows:

	2023			2022
	Pre-tax discount rate %	Terminal growth rate %	Long-term growth rate %	Pre-tax discount rate %	Terminal growth rate %	Long-term growth rate %
North America – United States	9	2	4	8	2	4
Europe
United Kingdom	9	2	5	8	2	4
Turkey	28	16	28	31	15	25
Asia Pacific
Australia	10	3	5	7	2	5
Korea	11	(2)	4	7	2	5
India	14	4	15	14	4	11
Greater China	11	2	6	7	2	7
Latin America and Caribbean
Brazil	16	3	6	12	3	6
Mexico	13	3	6	14	3	6
Africa
Africa Emerging Markets	35	8	18	12	5	11
South Africa	20	5	6	16	—	6
Nigeria	35	5	18	24	12	15

Schedule of sensitivity to change in key assumptions
The table below shows the headroom at 30 June 2023 and the impairment charge that would be required if the assumptions in the calculation of their value in use were changed:

			Increase in discount rate		Decrease in terminal growth rate		Decrease in annual growth rate in forecast period 2024-2029		Decrease in cash flows(1)
	Carrying value of CGU £ million	Headroom £ million	Reasonably possible change	Potential impairment charge £ million	Reasonably possible change	Potential impairment charge £ million	Reasonably possible change	Potential impairment charge £ million	Reasonably possible change	Potential impairment charge £ million
McDowell's	379	—	1ppt	(38)	1ppt	(26)	2ppt	(67)	10%	(76)

(1)    Including reasonably possible changes in productivity saving assumptions.